Related Party Transactions (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 18, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Payments to acquire limited partnership interests	$ 8,000,000
Redemption, termination, and release payment to former advisor		$ 0	$ 0	$ 7,285,000